Mandatorily redeemable non-controlling interests	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Mandatorily redeemable non-controlling interests
14.	Mandatorily Redeemable Non-controlling Interests
On June 15, 2020, the Group established a subsidiary named EHang Yunfu (Note 1). On June 30, 2020, the Group entered into an agreement with a new investor who subscribed 30% of the equity interests of EHang Yunfu for cash consideration of RMB40,000. At the sole discretion of the investor, the Group is obligated to repurchase the 30%
non-controlling
interest or with the consent of the investor, guarantee a third-party to repurchase the 30%
non-controlling
interests at the investor’s investment cost at the end of the five-year investment term. The non-controlling
interests do not participate in any dividend distributions of EHang Yunfu but earn an after-tax
interest of 1.5% per year, payable on a quarterly basis. Interest payable amounted to RMB150 and nil as of December 31, 2022 and 2023, respectively. As EHang Yunfu’s non-controlling
interests are mandatorily redeemable at the sole discretion of the investor, it is classified as liability and subsequently measured at the amount that would be paid if settlement occurred at the reporting date.
The carrying value of Mandatorily redeemable
non-controlling
interests approximates its fair value as of December 31, 2022 and 2023.